UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

         Investment Company Act file number 811-21865
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                               Nakoma Mutual Funds
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               (Exact name of registrant as specified in charter)

                 525 Junction Road, Suite 8600 Madison, WI 53717
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               Address of principal executive offices) (Zip code)


 Nakoma Capital Management LLC, 525 Junction Road, Suite 8600 Madison, WI 53717
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                    (Name and address of agent for service)

Registrant's telephone number, including area code  (608) 831-8814
                                                    --------------
Date of fiscal year end: May 31
                         ------
Date of reporting period: July1, 2006 - June 30, 2007
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Item 1. Proxy Voting Record




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NARF Proxy Voting Record

COMPANY                       SYMBOL     TYPE       DATE   CUSIP        PROPTYPE    PROPOSAL DESCRIPTOR         MGMT      ADVISER
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CVS Corporation                CVS     Special   2/23/2007 126650-100   Management  Revise cert of              For       For
                                                                                    incorporation to
                                                                                    increase shares of
                                                                                    common stock and
                                                                                    change name to
                                                                                    CVS/Caremark
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CVS Corporation                CVS     Special   2/23/2007 126650-100   Management  Approve issuance            For       For
                                                                                    of stock per merger
                                                                                    agreement
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CVS Corporation                CVS     Special   2/23/2007 126650-100   Management  Approve any proposal        For       For
                                                                                    to adjourn or postpone
                                                                                    special meeting if
                                                                                    needed to solicit
                                                                                    additional proxies
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International
  Game Technology              IGT      Annual    3/6/2007 459902-1-2   Management  Election of directors       For       For
-----------------------------------------------------------------------------------------------------------------------------------

International
  Game Technology              IGT      Annual    3/6/2007 459902-1-2   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

Genentech, Inc.                DNA      Annual   4/20/2007 368710-BBH   Management  Election of directors       For       For
-----------------------------------------------------------------------------------------------------------------------------------

Genentech, Inc.                DNA      Annual   4/20/2007 368710-BBH   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

E. I. Du Pont
  de Nemours and Company       DD       Annual   4/25/2007 263534-109   Management  Election of directors       For       For
-----------------------------------------------------------------------------------------------------------------------------------

E. I. Du Pont
  de Nemours and Company       DD       Annual   4/25/2007 263534-109   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

E. I. Du Pont
  de Nemours and Company       DD       Annual   4/25/2007 263534-109   Management  Equity and incentive plan   For       For
-----------------------------------------------------------------------------------------------------------------------------------

E. I. Du Pont
  de Nemours and Company       DD       Annual   4/25/2007 263534-109   Shareholder Genetically modified food   Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

E. I. Du Pont
  de Nemours and Company       DD       Annual   4/25/2007 263534-109   Shareholder Plant closure               Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

E. I. Du Pont
  de Nemours and Company       DD       Annual   4/25/2007 263534-109   Shareholder Report on PFOA              Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

E. I. Du Pont
  de Nemours and Company       DD       Annual   4/25/2007 263534-109   Shareholder Costs                       Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

E. I. Du Pont
  de Nemours and Company       DD       Annual   4/25/2007 263534-109   Shareholder Global warming              Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

E. I. Du Pont
  de Nemours and Company       DD       Annual   4/25/2007 263534-109   Shareholder Chemical facility security  Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

MEMC Electronic
  Materials, Inc.              WFR      Annual   4/25/2007 552715-104   Management  Election of directors       For       For
-----------------------------------------------------------------------------------------------------------------------------------

MEMC Electronic
  Materials, Inc.              WFR      Annual   4/25/2007 552715-104   Management  Approval of 2001 Plan       For       For
-----------------------------------------------------------------------------------------------------------------------------------

Corning Incorporated           GLW      Annual   4/26/2007 219350-105   Management  Election of directors       For       For
-----------------------------------------------------------------------------------------------------------------------------------

Corning Incorporated           GLW      Annual   4/26/2007 219350-105   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

Corning Incorporated           GLW      Annual   4/26/2007 219350-105   Shareholder Election of
                                                                                    directors on annual basis   Against   Against
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AT&T, Inc.                     T        Annual   4/27/2007 00206R-102   Management  Election of directors -
                                                                                    12 separate questions to
                                                                                    elect individually,
                                                                                     rather than slate          For       For
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AT&T, Inc.                     T        Annual   4/27/2007 00206R-102   Management  Ratify independent
                                                                                    accountant                  For       For
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AT&T, Inc.                     T        Annual   4/27/2007 00206R-102   Management  Approve severance policy    For       For
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AT&T, Inc.                     T        Annual   4/27/2007 00206R-102   Shareholder Semi-annual report on
                                                                                    policitcal contributions
                                                                                    and activities              Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

AT&T, Inc.                     T        Annual   4/27/2007 00206R-102   Shareholder Shareholder power to
                                                                                    call special meetings       Against   Against
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AT&T, Inc.                     T        Annual   4/27/2007 00206R-102   Shareholder Pay-for-performance exec
                                                                                    compensation plan           Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

AT&T, Inc.                     T        Annual   4/27/2007 00206R-102   Shareholder Resolution on compensation
                                                                                    of named exec officers      Against   Against
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AT&T, Inc.                     T        Annual   4/27/2007 00206R-102   Shareholder Limits on benefits under
                                                                                    supplemental exec
                                                                                    retirement plan             Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

Nutrisystem, Inc.              NTRI     Annual    5/1/2007 67069D-108   Management  Election of directors       For       For
-----------------------------------------------------------------------------------------------------------------------------------

CVS/Caremark Corporation       CVS      Annual    5/9/2007 126650-100   Management  Election of directors -
                                                                                    14 separate questions to
                                                                                    elect individually,
                                                                                    rather than slate           For       For
-----------------------------------------------------------------------------------------------------------------------------------

CVS/Caremark Corporation       CVS      Annual    5/9/2007 126650-100   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

CVS/Caremark Corporation       CVS      Annual    5/9/2007 126650-100   Management  Adopt 2007 employees'
                                                                                    stock purchase plan         For       For
-----------------------------------------------------------------------------------------------------------------------------------

CVS/Caremark Corporation       CVS      Annual    5/9/2007 126650-100   Management  Adopt 2007 incentive plan   For       For
-----------------------------------------------------------------------------------------------------------------------------------

CVS/Caremark Corporation       CVS      Annual    5/9/2007 126650-100   Shareholder Limits on CEO compensation  Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

CVS/Caremark Corporation       CVS      Annual    5/9/2007 126650-100   Shareholder Separation of roles of
                                                                                    chairman and CEO            Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

CVS/Caremark Corporation       CVS      Annual    5/9/2007 126650-100   Shareholder Sustainability reporting
                                                                                    by company                  Against   Against
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CVS/Caremark Corporation       CVS      Annual    5/9/2007 126650-100   Shareholder Relationship between
                                                                                    company and compensation
                                                                                    consultants                 Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

CVS/Caremark Corporation       CVS      Annual    5/9/2007 126650-100   Shareholder Company's policy on
                                                                                    stock option grants         Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

Thermo Fisher Scientific, Inc. TMO      Annual   5/15/2007 883556-102   Management  Election of directors       For       For
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Thermo Fisher Scientific, Inc. TMO      Annual   5/15/2007 883556-102   Management  Adopt 2007 employees'
                                                                                    stock purchase plan         For       For
-----------------------------------------------------------------------------------------------------------------------------------

Thermo Fisher Scientific, Inc. TMO      Annual   5/15/2007 883556-102   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

American International
  Group, Inc.                  AIG      Annual   5/16/2007 026874-107   Management  Election of directors       For       For
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American International
  Group, Inc.                  AIG      Annual   5/16/2007 026874-107   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

American International
  Group, Inc.                  AIG      Annual   5/16/2007 026874-107   Management  Adopt stock incentive plan  For       For
-----------------------------------------------------------------------------------------------------------------------------------

American International
  Group, Inc.                  AIG      Annual   5/16/2007 026874-107   Shareholder Perf-based stock options    Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Recovery
  Associates, Inc.             PRAA     Annual   5/18/2007 73640Q-105   Management  Election of directors       For       For
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Recovery
  Associates, Inc.             PRAA     Annual   5/18/2007 73640Q-105   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

Nuvasive, Inc.                 NUVA     Annual   5/24/2007 670704-105   Management  Election of directors       For       For
-----------------------------------------------------------------------------------------------------------------------------------

Nuvasive, Inc.                 NUVA     Annual   5/24/2007 670704-105   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

Nuvasive, Inc.                 NUVA     Annual   5/24/2007 670704-105   Management  2004 Equity Incentive
                                                                                    Plan corporate tax
                                                                                    deductions                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

Taser International, Inc.      TASR     Annual   5/25/2007 87651B-104   Management  Election of directors       For       For
-----------------------------------------------------------------------------------------------------------------------------------

Taser International, Inc.      TASR     Annual   5/25/2007 87651B-104   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

Taser International, Inc.      TASR     Annual   5/25/2007 87651B-104   Shareholder Ban testing on live animals Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Management  Election of directors       For       For
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UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Management  Amend articles - allow
                                                                                    majority voting for
                                                                                    directors                   For       For
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UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Management  Amend articles - annual
                                                                                    elections of all directors  For       For
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UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Management  Amend articles - eliminate
                                                                                    supermajority for removal
                                                                                    of directors                For       For
-----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Management  Amend articles - eliminate
                                                                                    supermajority re certain
                                                                                    business combinations       For       For
-----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Management  Adopt restated articles
                                                                                    of incorporation            For       For
-----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Shareholder Performance-vesting shares  Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Shareholder Supplemental executive
                                                                                    retirement plan             Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Shareholder Resolution on compensation
                                                                                    of named exec officers      Against   Against
-----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group
  Incorporated                 UNH      Annual   5/29/2007 91324P-102   Shareholder Shareholder nominees
                                                                                    for election to board       Against   Against
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Affiliated Managers
  Group, Inc.                  AMG      Annual   5/31/2007 008252-108   Management  Election of directors       For       For
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Affiliated Managers
  Group, Inc.                  AMG      Annual   5/31/2007 008252-108   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Data Systems
  Corporation                  ADS      Annual    6/6/2007 018581-108   Management  Election of directors       For       For
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Data Systems
  Corporation                  ADS      Annual    6/6/2007 018581-108   Management  Ratify independent
                                                                                    accountant                  For       For
-----------------------------------------------------------------------------------------------------------------------------------
OTHER CORPORATE ACTIONS
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Medimmune, Inc.                MEDI   Special    4/25/2007 584699-102   Management  No-action notice of
                                                                                    corporate merger with
                                                                                    Astrazeneca PLC
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Medimmune, Inc.                MEDI   Special    5/4/2007  584699-102   Management  Tender offer of $58
                                                                                    per share due to merger     Accepted

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


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Nakoma Mutual Funds
             -------------------
By (Signature and Title) /s/ Daniel Pickett - President
                         ------------------------------
Date August 20, 2007
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